Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 19,478	$ 73,770
Accounts receivable, net	399,565	377,655
Inventories	583,154	546,083
Other current assets	18,905	17,943
Total current assets	1,021,102	1,015,451
Property and equipment, net	45,418	42,842
Goodwill	392,610	397,262
Intangible assets, net	203,843	219,501
Other assets	6,558	6,999
Assets, Total	1,669,531	1,682,055
Current liabilities:
Current portion of other long-term obligations	107	4
Accounts payable	141,104	184,957
Accrued expenses and other current liabilities	102,295	97,397
Total current liabilities	243,506	282,358
Long-term obligations:
Borrowings under revolving credit agreement	230,044	316,182
Other long-term obligations, net of current portion	513	14
Total long-term obligations	230,557	316,196
Deferred income taxes and other liabilities	68,076	61,461
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	606,384	592,820
Accumulated other comprehensive loss, net of tax	(11,474)	(2,102)
Retained earnings	339,362	251,475
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2013 and 2012	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	840,396	748,214
Noncontrolling interest	286,996	273,826
Total shareholders' equity	1,127,392	1,022,040
Total liabilities and shareholders' equity	1,669,531	1,682,055
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,182	18,131
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,367	$ 2,315